Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2018	2017
	(Millions of yen)
Loan from the banks; bearing interest of 0.07% at December 31, 2018 and 0.06% at December 31, 2017 *1	360,000	490,000
Other debt *2	4,602	9,168

	364,602	499,168
Less current portion	(2,640)	(5,930)

	361,962	493,238

*1

Canon entered into the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥130,000 million of the loan with cash flows generated during the year ended December 31, 2018. The outstanding loans under the credit facilities are ¥360,000 million at a floating interest of 0.07% and Canon has no unused credit facilities as of December 31, 2018.

*2	The other debt consisted of term-loans and capital lease obligations as of December 31, 2018 and 2017.

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2018 were as follows:

(Millions of yen)
Year ending December 31:
2019	2,640
2020	638
2021	360,805
2022	427
2023	82
Thereafter	10

364,602